Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficiency) (Parenthetical) - USD ($)	3 Months Ended				11 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 12, 2022
Debt principal amount					$ 3,961,000
Predecessor [Member]
Gross proceeds		$ 11,015,500	$ 996,400	$ 419,320	1,964,524
Issuance costs		$ 1,184,482	$ 37,200	$ 26,019	99,140
Predecessor [Member] | Common Stock [Member]
Gross proceeds	$ 2,099,053
Issuance costs	523,115
Predecessor [Member] | Warrant [Member]
Gross proceeds	966,349
Issuance costs	$ 208,702
Predecessor [Member] | Convertible Notes Payable [Member]
Debt principal amount					5,230,000
Accrued interest					428,888
Predecessor [Member] | Convertible Notes One Payable [Member]
Debt principal amount					3,961,000
Accrued interest					709,608
Derivative liability					$ 1,167,601